Loan Receivable	6 Months Ended
Jun. 30, 2019
Receivables [Abstract]
Loan Receivable

13. LOAN RECEIVABLE

	June 30, 2019	December 31, 2018
	(Unaudited)
Loan receivable	$2,184,030	$2,180,655
	$2,184,030	$2,180,655

In September 2018, the Company entered into loan agreement with an unrelated third party, under which the Company loaned a total of $2,180,655 to this third party with interest rate of 6.09% per annum. The loan and accrued interest will be due by December 31, 2019 according to the agreement.